Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2016